Tax Receivables and Tax Payables - Additional Information (Details) - Italy € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of geographical areas [line items]
Decrease in tax receivables	€ (9,169)
Increase in corporate income tax credits	6,956
Decrease in R&D tax credits	€ (1,875)